Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INDEX TRUST, INC.
Entity Central Index Key	0000858581
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000161837
Shareholder Report [Line Items]
Fund Name	Small-Cap Index Fund
Class Name	Investor Class
Trading Symbol	TRSYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Investor Class	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Small-cap U.S. stocks produced strong gains in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Health care names produced robust results during the period, as biotechnology firms drove absolute returns. BridgeBio Pharma and Insmed were the top performers in the segment. Industrials and business services also contributed to returns; aerospace and defense companies performed particularly well.

  Conversely, energy detracted from absolute returns the most during the reporting period, albeit modestly. Energy equipment and services names hurt the most, with Cactus performing worst. Consumer staples detracted to a lesser extent, as food products companies performed poorly.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the Russell 2000 Index. By replicating the structure of the index, our intention is to closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Index Fund (Investor Class)	12.53%	5.82%	9.38%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Index (Strategy Benchmark)	12.81	6.09	9.62

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 306,542,000
Holdings Count | Holding	1,972
Advisory Fees Paid, Amount	$ (191,000)
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$306,542 Number of Portfolio Holdings1,972
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	18.6%
Financials	17.5
Industrials & Business Services	17.3
Information Technology	14.5
Consumer Discretionary	9.0
Real Estate	5.7
Energy	4.8
Materials	4.4
Utilities	3.1
Other	5.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Credo Technology Group Holding	0.8%
Bloom Energy	0.7
Fabrinet	0.6
IonQ	0.5
EchoStar	0.5
Nextpower	0.4
Kratos Defense & Security Solutions	0.4
Guardant Health	0.4
Hecla Mining	0.4
Bridgebio Pharma	0.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000161838
Shareholder Report [Line Items]
Fund Name	Small-Cap Index Fund
Class Name	I Class
Trading Symbol	TRCSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - I Class	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Small-cap U.S. stocks produced strong gains in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Health care names produced robust results during the period, as biotechnology firms drove absolute returns. BridgeBio Pharma and Insmed were the top performers in the segment. Industrials and business services also contributed to returns; aerospace and defense companies performed particularly well.

  Conversely, energy detracted from absolute returns the most during the reporting period, albeit modestly. Energy equipment and services names hurt the most, with Cactus performing worst. Consumer staples detracted to a lesser extent, as food products companies performed poorly.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the Russell 2000 Index. By replicating the structure of the index, our intention is to closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Small-Cap Index Fund (I Class)	12.69%	5.99%	9.55%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 2000 Index (Strategy Benchmark)	12.81	6.09	9.62

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 306,542,000
Holdings Count | Holding	1,972
Advisory Fees Paid, Amount	$ (191,000)
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$306,542 Number of Portfolio Holdings1,972
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	18.6%
Financials	17.5
Industrials & Business Services	17.3
Information Technology	14.5
Consumer Discretionary	9.0
Real Estate	5.7
Energy	4.8
Materials	4.4
Utilities	3.1
Other	5.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Credo Technology Group Holding	0.8%
Bloom Energy	0.7
Fabrinet	0.6
IonQ	0.5
EchoStar	0.5
Nextpower	0.4
Kratos Defense & Security Solutions	0.4
Guardant Health	0.4
Hecla Mining	0.4
Bridgebio Pharma	0.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219329
Shareholder Report [Line Items]
Fund Name	Small-Cap Index Fund
Class Name	Z Class
Trading Symbol	TRZIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Small-cap U.S. stocks produced strong gains in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Health care names produced robust results during the period, as biotechnology firms drove absolute returns. BridgeBio Pharma and Insmed were the top performers in the segment. Industrials and business services also contributed to returns; aerospace and defense companies performed particularly well.

  Conversely, energy detracted from absolute returns the most during the reporting period, albeit modestly. Energy equipment and services names hurt the most, with Cactus performing worst. Consumer staples detracted to a lesser extent, as food products companies performed poorly.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the Russell 2000 Index. By replicating the structure of the index, our intention is to closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Small-Cap Index Fund (Z Class)	12.88%	6.15%	17.96%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell 2000 Index (Strategy Benchmark)	12.81	6.09	17.81

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 306,542,000
Holdings Count | Holding	1,972
Advisory Fees Paid, Amount	$ (191,000)
InvestmentCompanyPortfolioTurnover	19.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$306,542 Number of Portfolio Holdings1,972
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Health Care	18.6%
Financials	17.5
Industrials & Business Services	17.3
Information Technology	14.5
Consumer Discretionary	9.0
Real Estate	5.7
Energy	4.8
Materials	4.4
Utilities	3.1
Other	5.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Credo Technology Group Holding	0.8%
Bloom Energy	0.7
Fabrinet	0.6
IonQ	0.5
EchoStar	0.5
Nextpower	0.4
Kratos Defense & Security Solutions	0.4
Guardant Health	0.4
Hecla Mining	0.4
Bridgebio Pharma	0.4

Updated Prospectus Web Address	www.troweprice.com/paperless